Net debt - Composition of net debt (Details) - GBP (£) £ in Millions	Mar. 31, 2020	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018	Mar. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Cash, cash equivalents and financial investments	£ 2,071	£ 2,233		£ 3,023
Borrowings	(30,794)	(28,730)		(26,625)
Financing derivatives	133	(32)	£ 600	600	£ (516)
Net debt position	(28,590)	(26,529)	£ (23,034)	(23,002)	£ (19,274)
Interest shareholder loan	£ 6	£ 23		£ 27